Property, plant and equipment - Capitalized Expenses (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment, Interest Costs Capitalised	R$ 50,725	R$ 274,731
Average Capitalisation Rate Per Month, Property, Plant and Equipment	12.84%	13.35%